Related party transactions (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Consulting Fees and Salaries	$264,208	$474,185

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
Consulting fees & wages	$300,842	$353,417	$557,717	$827,610

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Consulting fees, wages and bonus	$1,400,278	$1,104,075